Basis of presentation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Basis of presentation
Working capital deficit	$ 76,900,000
Net deficit	(92,000,000)
Working capital surplus	$ 111,300,000
highly liquid investments ratio	1.3
Castcrown Limited
Basis of presentation
Proportion of ownership interest in subsidiary	57.00%
Hero Wars
Basis of presentation
Percentage of revenues	93.00%	90.00%	90.00%